Cash and cash equivalents (Tables)	12 Months Ended
Jun. 30, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Cash on hand	450	576
Cash at bank	5,348,042	6,488,637
Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	5,348,492	6,489,213